UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: December 31, 2003



Check here if Amendment [   ]; Amendment Number:
This Amendment:         [   ] is a restatement.
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 ASSET MANAGEMENT LLC
         Lawrence C. Longo, Jr
Address: 125 High Street, Suite 1405
         Oliver Street Tower
         Boston, MA  02110

Form 13F File Number: 28-06047


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence C. Longo, Jr.
Title: Chief Operating Officer
Phone: (617) 371-2015


Signature, Place, and Date of Signing:

/s/Lawrence C. Longo, Jr.    Boston, MA         February 12, 2004
-----------------------------------------------------------------
[Signature]                 [City, State]        [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total(thousands): 97,387

List of Other Included Managers: None

                                                                    SHRS PRN
                                                                    OR AMT                                           VOTING
                                                                    SH/PRN                    INVESTMENT   OTHER     AUTHORITY
CUSIP        NAME OF ISSUER                    CUSIP                PUT/CALL    VALUE(x$1000) DISCRECTION  MANAGERS  SOLE
-----        --------------                    -----                --------    -------------------------  --------  ----
00511R870   ACUSPHERE INC                        COMMON STOCK         158,650     1,393       SOLE        N/A       158,650
14071N104   CAPTARIS INC                         COMMON STOCK         290,000     1,629       SOLE        N/A       290,000
G20045202   CENTRAL EUROPEAN MEDIA ENT.          COMMON STOCK         489,599     8,504       SOLE        N/A       489,599
206156101   CONCORD CAMERA CORP                  COMMON STOCK          99,609       921       SOLE        N/A        99,609
207142100   CONEXANT SYSTEMS INC                 COMMON STOCK         198,400       986       SOLE        N/A       198,400
249906108   DESCARTES SYSTEMS GROUP INC          COMMON STOCK          30,300        85       SOLE        N/A        30,300
29270U105   ENERGY PARTNERS LTD.                 COMMON STOCK          75,000     1,042       SOLE        N/A        75,000
344159108   FOCUS ENHANCEMENT                    COMMON STOCK         269,600       585       SOLE        N/A       269,600
44913M105   HYPERCOM CORP                        COMMON STOCK         265,000     1,261       SOLE        N/A       265,000
462030305   IOMEGA CORPORATION                   COMMON STOCK       1,140,200     6,818       SOLE        N/A     1,140,200
464478106   ISLAND PACIFIC INC                   COMMON STOCK       5,304,700     9,758       SOLE        N/A     5,304,700
535919203   LIONS GATE ENTERTAINMENT CORP        COMMON STOCK       3,903,600    17,488       SOLE        N/A     3,903,600
561693102   MANAGEMENT NETWORK GROUP INC         COMMON STOCK          40,000       132       SOLE        N/A        40,000
60741U101   MIKOHN GAMING CORP                   COMMON STOCK         723,600     3,256       SOLE        N/A       723,600
60741U101   MOBILITY ELECTRONICS, INC            COMMON STOCK         555,500     4,967       SOLE        N/A       555,500
Y6476W104   OMI STOCK                            COMMON STOCK          33,200       296       SOLE        N/A        33,200
83545R108   SONIC FOUNDRY                        COMMON STOCK         146,000       273       SOLE        N/A       146,000
835460106   SONIC SOLOUTIONS                     COMMON STOCK         144,112     2,205       SOLE        N/A       144,112
85815M107   STEELCLOUD INC                       COMMON STOCK         580,155     2,495       SOLE        N/A       580,155
87929J103   TELECOMMUNICATION SYSTEMS INC        COMMON STOCK         778,500     3,846       SOLE        N/A       778,500
888011103   TIPPINGPOINT TECHNOLOGIES            COMMON STOCK         833,333    22,500       SOLE        N/A       833,333
89376R109   TRANSMETA CORP                       COMMON STOCK          75,000       255       SOLE        N/A        75,000
902494103   TYSON FOODS INC                      COMMON STOCK         107,000     1,417       SOLE        N/A       107,000
925317109   VERSO TECHNOLOGIES INC               COMMON STOCK       1,607,600     5,144       SOLE        N/A     1,607,600
973149107   WIND RIVER SYSTEMS                   COMMON STOCK          15,000       131       SOLE        N/A        15,000

                                                                       97,387